EQUITRUST SERIES FUND, INC.

Supplement to Prospectus
dated December 1, 2004


Effective immediately, the ABA & DDA Account numbers listed on page 30 in the "How to Buy Shares - Purchases by Wire" section of the prospectus are replaced with the following
JP Morgan Chase Bank numbers:

ABA #021000021

DDA Account #		Portfolio
G10544			Value Growth
G10545			High Grade Bond
G10546			Strategic Yield
G10547			Managed
G10548			Money Market
G10549			Blue Chip


Supplement dated September 30, 2005

737-018E